Principal Funds, Inc.
Supplement dated January 3, 2023
to the Prospectus dated March 1, 2022 and Statement of Additional Information dated March 1, 2022 as amended and restated November 18, 2022
(both as previously supplemented)
This supplement updates information currently in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.

SUMMARIES FOR THE FOLLOWING FUNDS
SAM (Strategic Asset Management) Balanced Portfolio
SAM (Strategic Asset Management) Conservative Balanced Portfolio
SAM (Strategic Asset Management) Conservative Growth Portfolio
SAM (Strategic Asset Management) Flexible Income Portfolio
SAM (Strategic Asset Management) Strategic Growth Portfolio
In the Investment Advisor and Portfolio Managers section, add the following alphabetically:
•Yesim Tokat-Acikel (since 2023), Portfolio Manager

MANAGEMENT OF THE FUNDS
Under The Manager and Advisor, in the Advisor: Principal Global Investors, LLC section, add the following alphabetically to the list of portfolio managers:
Yesim Tokat-Acikel has been with Principal since 2023. Prior to that, Ms. Tokat-Acikel was a Managing Director, Head of Multi-Asset Research, Co-Head of ESG, and Portfolio Manager for PGIM Quantitative Solutions, a business of Prudential Financial, since 2010. She is responsible for the asset allocation and manager selection for Principal Asset Allocation. She earned a bachelor’s degree in Industrial Engineering from Bilkent University, a master’s degree in Industrial Engineering from the University of Arizona, and a PhD in Financial Economics from the University of California, Santa Barbara.

PORTFOLIO MANAGER DISCLOSURE
In the Advisor: Principal Global Investors, LLC (Principal® Global Asset Allocation Portfolio Managers) table, add the following alphabetically to the list of portfolio managers:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Yesim Tokat-Acikel (1): SAM Balanced, SAM Conservative Balanced, SAM Conservative Growth, SAM Flexible Income, and SAM Strategic Growth Portfolios
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

(1) Information as of December 31, 2022

In the Ownership of Securities table, add the following alphabetically to the list of portfolio managers:
Ownership of Securities

Portfolio Manager	PFI Funds Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Yesim Tokat-Acikel (1)	SAM Balanced	None
Yesim Tokat-Acikel (1)	SAM Conservative Balanced	None
Yesim Tokat-Acikel (1)	SAM Conservative Growth	None
Yesim Tokat-Acikel (1)	SAM Flexible Income	None
Yesim Tokat-Acikel (1)	SAM Strategic Growth	None

(1) Information as of December 31, 2022
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